Income Taxes - Schedule of Reconciliation Statutory Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Reconciliation Statutory Tax Expense Benefit Details
Federal statutory rate at 34 percent	$ (5,157)	$ (6,206)
State taxes, net of federal tax expense (benefit)	(422)	(499)
Nondeductible interest	1,374	2,002
Stock-based compensation	414	59
Nondeductible meals & entertainment	9	21
Other	328	84
Change in valuation allowance	$ 3,454	$ 4,539